Deferred Share Units (Details Narrative) - USD ($)	May 31, 2022	May 31, 2021
Deferred Share Units
Common shares for issuance under deffered share unit	11,000
Share-based compensation arrangement by share-based payment award, number of shares available for grant	11,000	11,000
Share-based compensation arrangement by share-based payment award, number of shares available for outstanding	$ 0	$ 0